INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES
17.  INCOME TAXES

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2024 – 27.0%) to the effective tax rate is as follows:

For the year ended December 31,	2025	2024
	$	$
Loss before income tax	(38,772,860)	(495,756)
Statutory tax rate of parent	26.5%	27.0%
Expected income tax expense (recovery) at statutory income tax rates	(10,274,808)	(134,000)
Difference between parent and foreign tax rate	966,306	31,000
Other permanent differences	611,932	14,000
Temporary differences subject to initial recognition exemption	290,856	-
Changes in unrecognized deferred tax assets	8,405,984	89,000
TOTAL INCOME TAX EXPENSE (RECOVERY)	-	-

The following table summarizes the components of deferred tax:

For the year ended December 31,	2025	2024
	$	$
Deferred tax liabilities
Accrued Liabilities	(148,056)	-
Deferred Costs	(854,821)	-
Marketable securities	(61,944)	(17,000)
Deferred tax assets
Non capital losses	1,064,821	17,000
NET DEFERRED INCOME TAX ASSET (LIABILITY)	-	-

Deferred tax assets that have not been recognized in respect of the following deductible temporary differences:

	2025	Expiry	2024	Expiry
	$		$
Losses	58,370,204	No expiry	6,093,000	No expiry
Share issuance costs	1,036,820	2045 to 2050	81,000	2045 to 2048
Mineral Properties and Other deductible differences	28,257,168	No expiry	5,556,000	No expiry

The Company has Canadian tax losses of $8.9 million available to offset future taxable income. The losses expire over the years 2027 to 2045.

The Company has Norwegian tax losses of $53.1 million available to offset future taxable income and carry forward indefinitely.

The Company has US tax losses of $0.5 million available to offset future taxable income and carry forward indefinitely.

Tax attributes are subject to review and potential adjustments by tax authorities.

In the year, there were $1.2M share issuance costs charged to equity, which resulted in an unrecognized deferred tax asset of $329k.